UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Climate Change Fund

	Shares	Value ($)

Common Stocks 96.8%
Austria 1.4%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) "A" (Cost $1,792,903)	21,376	1,087,102
Belgium 0.6%
Umicore (Cost $379,575)	16,981	461,046
Canada 6.0%
Agrium, Inc.	9,600	459,064
Canadian Hydro Developers, Inc.*	210,258	975,666
Canadian National Railway Co.	15,454	747,043
Potash Corp. of Saskatchewan, Inc.	7,701	681,616
Ruggedcom, Inc.*	21,750	458,940

Viterra, Inc.*	138,440	1,219,056

(Cost $4,819,502)		4,541,385
Cayman Islands 0.7%
Fresh Del Monte Produce, Inc.* (Cost $378,271)	22,400	512,960
Chile 0.6%
Sociedad Quimica y Minera de Chile SA (ADR) (Cost $438,325)	11,900	414,477
China 2.6%
BYD Co., Ltd. "H"*	65,300	410,638
Duoyuan Global Water, Inc. (ADR)*	15,500	462,830
Yingli Green Energy Holding Co., Ltd. (ADR)*	102,417	1,105,079

(Cost $1,901,657)		1,978,547
Denmark 1.0%
Rockwool International AS "B"	4,000	374,781
Vestas Wind Systems AS*	5,564	399,631

(Cost $606,147)		774,412
France 6.6%
Alstom SA	5,939	418,813
Compagnie de Saint-Gobain	22,200	1,000,129
GDF Suez	25,000	1,055,701
Nexans SA	20,660	1,514,900
Saft Groupe SA	13,172	583,950
Schneider Electric SA	4,408	408,029

(Cost $4,939,200)		4,981,522
Germany 11.1%
BASF SE	9,904	517,924
E.ON AG	56,554	2,396,553
ElringKlinger AG	4,350	78,372
Linde AG	16,500	1,662,270
SGL Carbon SE*	15,585	576,163
Siemens AG (Registered)	7,581	657,424
SMA Solar Technology AG	7,630	565,363
Solar Millennium AG*	6,000	160,997
Solarworld AG	50,723	1,079,462
Vossloh AG	6,052	714,479

(Cost $6,961,787)		8,409,007
Greece 0.5%
Terna Energy SA (Cost $601,962)	51,176	402,044
Hong Kong 2.1%
Coslight Technology International Group Ltd.	350,000	311,797
GCL Poly Energy Holdings Ltd. (a)	1,946,000	543,523
Tianneng Power International Ltd.	919,000	381,614
Wasion Group Holdings Ltd. (a)	396,000	359,620

(Cost $1,808,693)		1,596,554
Ireland 1.1%
Kingspan Group PLC (Cost $586,374)	89,935	808,937
Japan 4.5%
Asahi Kasei Corp.	103,000	493,919
Citizen Holdings Co., Ltd.	50,500	303,826
Dowa Holdings Co., Ltd.	84,000	469,424
East Japan Railway Co.	16,700	1,089,935

GS Yuasa Corp.	31,000	269,111
Stella Chemifa Corp.	9,200	431,049
Yaskawa Electric Corp.	50,000	359,165

(Cost $3,218,638)		3,416,429
Netherlands 1.3%
Ballast Nedam NV (CVA)	20,758	470,593
Imtech NV	14,700	356,702
Koninklijke Boskalis Westminster NV	5,877	185,443

(Cost $1,380,844)		1,012,738
Norway 2.6%
Renewable Energy Corp. AS*	133,000	904,407
Yara International ASA	38,583	1,047,826

(Cost $1,980,728)		1,952,233
Portugal 1.3%
EDP - Energias de Portugal SA (Cost $1,250,031)	227,529	984,391
Spain 4.2%
Acciona SA	3,736	484,454
EDP Renovaveis SA*	57,000	565,974
Gamesa Corp. Tecnologica SA	72,825	1,602,233
Iberdrola Renovables SA	117,200	539,340

(Cost $3,263,004)		3,192,001
Switzerland 2.1%
ABB Ltd. (Registered)*	21,240	409,509
BKW FMB Energie AG	7,436	587,451
Sulzer AG (Registered)	7,529	584,393

(Cost $2,057,718)		1,581,353
United Kingdom 3.8%
AMEC PLC	36,033	440,263
Johnson Matthey PLC	440	10,086
PV Crystalox Solar PLC	139,795	170,052
Rotork PLC	24,473	381,126
RPS Group PLC	208,477	675,240
SIG PLC	530,027	1,206,320

(Cost $4,218,915)		2,883,087
United States 42.7%
Air Products & Chemicals, Inc.	6,050	453,932
Altair Nanotechnologies, Inc.*	58,429	53,755
American Superconductor Corp.*	27,316	882,580
BorgWarner, Inc.	25,400	753,618
Bunge Ltd.	5,900	395,359
Calgon Carbon Corp.*	88,230	1,261,689
CLARCOR, Inc.	15,502	496,994
Comverge, Inc.*	54,000	601,560
Cooper Industries Ltd. "A"	15,361	495,392
Corning, Inc.	36,500	550,420
Covanta Holding Corp.*	76,968	1,377,727
Cree, Inc.*	18,507	681,798
Cummins, Inc.	16,900	765,908
Donaldson Co., Inc.	9,893	371,680
Emerson Electric Co.	21,736	801,406

Ener1, Inc.*	59,300	378,334
Energy Recovery, Inc.*	74,990	394,447
EnerNOC, Inc.*	26,500	713,910
EnerSys*	27,600	548,964
ESCO Technologies, Inc.*	14,240	527,734
Fairchild Semiconductor International, Inc.*	41,400	416,484
First Solar, Inc.*	10,562	1,284,128
Fluor Corp.	11,858	627,288
FMC Corp.	3,550	169,335
Foster Wheeler AG*	13,300	385,035
Fuel Tech, Inc.*	32,900	336,238
FuelCell Energy, Inc.*	78,497	286,514
General Cable Corp.*	21,650	763,812
General Electric Co.	71,998	1,000,772
ITC Holdings Corp.	19,456	906,261
Itron, Inc.*	25,200	1,380,708
Jacobs Engineering Group, Inc.*	13,250	582,735
Johnson Controls, Inc.	23,154	573,525
Kaydon Corp.	12,864	429,400
Layne Christensen Co.*	15,550	401,190
Maxwell Technologies, Inc.*	33,000	446,490
Monsanto Co.	9,236	774,716
Northwest Pipe Co.*	14,700	488,481
Ormat Technologies, Inc.	8,300	299,298
PG&E Corp.	7,840	318,226
Plum Creek Timber Co., Inc. (REIT)	22,538	682,676
Power Integrations, Inc.	27,565	902,754
Quanta Services, Inc.*	50,500	1,117,060
Rayonier, Inc. (REIT)	17,721	761,117
SCANA Corp.	7,000	242,760
Tetra Tech, Inc.*	44,873	1,325,548
The Mosaic Co.	11,600	562,252
United Technologies Corp.	25,908	1,537,899
Valence Technology, Inc.*	85,000	127,500
Waste Management, Inc.	21,000	628,530

(Cost $33,382,707)		32,265,939

Total Common Stocks (Cost $75,966,981)		73,256,164
Cash Equivalents 5.9%
Cash Management QP Trust, 0.22% (b) (Cost $4,464,522)	4,464,522	4,464,522
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,431,503) †	102.7	77,720,686
Other Assets and Liabilities, Net	(2.7)	(2,074,068)

Net Assets	100.0	75,646,618

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $88,358,635. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $10,637,949. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,292,012 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,929,961.

(a)	Security is listed in country of domicile. Significant business activities of company are in China.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At August 31, 2009 the DWS Climate Change Fund had the following sector diversification:
	Market Value ($)	As a % of Common Stocks
Industrials	38,579,154	52.7%
Utilities	11,388,744	15.5%
Materials	9,924,380	13.6%
Information Technology	7,253,529	9.9%
Consumer Staples	2,439,172	3.3%
Consumer Discretionary	1,787,129	2.4%
Financials	1,443,793	2.0%
Energy	440,263	0.6%
Total	73,256,164	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments
Austria	$ —	$ 1,087,102	$ —	$ 1,087,102
Belgium	—	461,046	—	461,046
Canada	4,541,385	—	—	4,541,385
Cayman Islands	512,960	—	—	512,960
Chile	414,477	—	—	414,477
China	1,567,909	410,638	—	1,978,547
Denmark	—	774,412	—	774,412
France	—	4,981,522	—	4,981,522
Germany	—	8,409,007	—	8,409,007
Greece	—	402,044	—	402,044
Hong Kong	—	1,596,554	—	1,596,554
Ireland	—	808,937	—	808,937
Japan	—	3,416,429	—	3,416,429
Netherlands	—	1,012,738	—	1,012,738
Norway	—	1,952,233	—	1,952,233
Portugal	—	984,391	—	984,391
Spain	—	3,192,001	—	3,192,001
Switzerland	—	1,581,353	—	1,581,353
United Kingdom	—	2,883,087	—	2,883,087
United States	32,265,939	—	—	32,265,939
Short-Term Investments	—	4,464,522	—	4,464,522

Total	$ 39,302,670	$ 38,418,016	$ —	$ 77,720,686

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009